FINANCIAL INSTRUMENTS - Interest rate risk management (Details)	Dec. 31, 2017
Argentina | Minimum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	15.25%
Argentina | Minimum | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.75%
Argentina | Maximum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	15.50%
Argentina | Maximum | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	3.40%
United States of America | Minimum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	3.75%
United States of America | Maximum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	4.00%